Shareholder Report, Line Graph (Details) - USD ($)			10 Months Ended	12 Months Ended		22 Months Ended	24 Months Ended	34 Months Ended	36 Months Ended	46 Months Ended	48 Months Ended	58 Months Ended	60 Months Ended	72 Months Ended	84 Months Ended	96 Months Ended	108 Months Ended	120 Months Ended
	Dec. 02, 2020	Sep. 30, 2015	Sep. 30, 2021	Sep. 30, 2025	Sep. 30, 2016	Sep. 30, 2022	Sep. 30, 2017	Sep. 30, 2023	Sep. 30, 2018	Sep. 30, 2024	Sep. 30, 2019	Sep. 30, 2025	Sep. 30, 2020	Sep. 30, 2021	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2024	Sep. 30, 2025
C000093602
Account Value [Line Items]
Line Graph and Table Measure Name				Appleseed Fund - Institutional Class
Accumulated Value		$ 100,000			$ 110,182		$ 119,648		$ 127,842		$ 127,480		$ 120,848	$ 176,254	$ 144,545	$ 146,300	$ 176,230	$ 209,960
C000040026
Account Value [Line Items]
Line Graph and Table Measure Name				Appleseed Fund - Investor Class
Accumulated Value		10,000			10,990		11,910		12,706		12,650		11,971	17,425	14,263	14,415	17,328	20,616
C000222954
Account Value [Line Items]
Line Graph and Table Measure Name				Ballast Small/Mid Cap ETF
Accumulated Value	$ 10,000		$ 14,288			$ 11,630		$ 13,932		$ 15,783		$ 18,112
C000007552
Account Value [Line Items]
Line Graph and Table Measure Name				Channel Income Fund
Accumulated Value		10,000			10,378		10,382		10,261		11,080		11,736	12,201	11,070	12,059	13,475	14,406
Morningstar Global Markets NR USD
Account Value [Line Items]
Line Graph and Table Measure Name				Morningstar Global Markets NR USD
Accumulated Value		100,000			112,087		132,896		145,774		146,881		160,891	206,376	162,604	195,692	256,213	298,843
Morningstar Global Markets NR USD
Account Value [Line Items]
Line Graph and Table Measure Name				Morningstar Global Markets NR USD
Accumulated Value		10,000			11,209		13,290		14,577		14,688		16,089	20,638	16,260	19,569	25,621	29,884
S&P 500 Index TR
Account Value [Line Items]
Line Graph and Table Measure Name				S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Accumulated Value	10,000		11,881			10,043		12,214		16,654		19,584
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name				Bloomberg U.S. Aggregate Bond Index
Accumulated Value		10,000			10,519		10,527		10,399		11,470		12,271	12,161	10,385	10,452	11,662	11,998
MSCI WORLD INDEX Net (USD)
Account Value [Line Items]
Line Graph and Table Measure Name				MSCI World Index
Accumulated Value		100,000			111,358		131,586		146,373		149,048		164,560	211,988	170,368	207,771	275,144	322,601
S&P 500 Index TR
Account Value [Line Items]
Line Graph and Table Measure Name				S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Accumulated Value		100,000			115,430		136,911		161,433		168,300		193,796	251,944	212,963	259,000	353,150	415,297
MSCI WORLD INDEX Net (USD)
Account Value [Line Items]
Line Graph and Table Measure Name				MSCI World Index
Accumulated Value		10,000			11,136		13,159		14,637		14,905		16,456	21,199	17,037	20,777	27,514	32,260
S&P 500 Index TR
Account Value [Line Items]
Line Graph and Table Measure Name				S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Accumulated Value		10,000			11,543		13,691		16,143		16,830		19,380	25,194	21,296	25,900	35,315	41,530
Russell 2500 Value Total Return
Account Value [Line Items]
Line Graph and Table Measure Name				Russell 2500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Value Index
Accumulated Value	$ 10,000		$ 12,636			$ 10,696		$ 11,910		$ 15,076		$ 16,434
Bloomberg 1-5 Year US Government/Credit Index
Account Value [Line Items]
Line Graph and Table Measure Name				Bloomberg U.S. 1-5 Year Government/Credit Index
Accumulated Value		$ 10,000			$ 10,206		$ 10,258		$ 10,219		$ 10,833		$ 11,362	$ 11,371	$ 10,542	$ 10,817	$ 11,693	$ 12,176